RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Amounts due to related parties

As at December 31, 2020 and 2019, the amounts due to related parties are unsecured, payable on demand which consist of the following:

	2020	2019
Advances from directors (interest at prime plus 1%)	$153,291	$160,643
Entities controlled by directors (non-interest-bearing)	155,645	130,444
	$308,936	$291,087

Amounts charged by related parties

During the years ended December 31, 2020, 2019 and 2018, the following amounts were charged by related parties.

	2020	2019	2018
Interest charged on amounts due to related parties	$4,733	$5,452	$4,312
Interest on convertible debentures	30,000	30,000	30,000
Rent charged by entities with common directors (note 14)	12,000	12,000	17,600
Office expenses charged by, and other expenses paid on behalf of the Company by a company with common directors (note 14)	12,000	28,784	38,279
	$58,733	$76,236	$90,191